Employee Compensation - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		$ 7,513
Current service cost		153	$ 163
Interest cost		61	64
Actuarial (gains) losses due to:
Changes in financial assumptions		(851)	349
Plan member experience		(31)	(46)
Foreign exchange and other		(3)	(8)
Defined benefit obligation at end of year		8,365	7,513
Net surplus (deficit), net of the effect of the asset ceiling		1,063	1,046
Actuarial gains (losses) recognized in other comprehensive income for the year		91	(5)
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		7,513	7,082
Acquisition of defined benefit obligation	[1]		563
Settlements	[2]	(147)
Current service cost		153	163
Interest cost		418	393
Impact of plan amendments			(1)
Employer contributions		20	20
Benefits paid		(481)	(449)
Actuarial (gains) losses due to:
Changes in financial assumptions		851	(349)
Plan member experience		31	46
Foreign exchange and other		7	45
Defined benefit obligation at end of year		8,365	7,513
Wholly or partially funded defined benefit obligation		8,205	7,350
Unfunded defined benefit obligation		160	163
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		8,559	8,261
Acquisition of plan assets	[1]		487
Interest cost		479	457
Settlements	[2]	(147)
Return on plan assets (excluding interest income)		979	(300)
Employer contributions		25	50
Employee contributions		20	20
Benefits paid		(481)	(449)
Actuarial (gains) losses due to:
Administrative expenses		(12)	(10)
Foreign exchange and other		9	43
Defined benefit obligation at end of year		9,431	8,559
Net surplus (deficit), net of the effect of the asset ceiling		1,063	1,046
Actuarial gains (losses) recognized in other comprehensive income for the year		979	(300)
Pension Plans [member] | Effect of asset ceiling [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		(3)
Actuarial gains (losses) recognized in other comprehensive income for the year		(3)
Pension Plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		1,252	1,225
Pension Plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		(189)	(179)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		880
Current service cost		5	6
Interest cost		(40)	(42)
Actuarial (gains) losses due to:
Changes in demographic assumptions		15	14
Changes in financial assumptions		(74)	17
Plan member experience		6	9
Defined benefit obligation at end of year		954	880
Net surplus (deficit), net of the effect of the asset ceiling		(819)	(742)
Actuarial gains (losses) recognized in other comprehensive income for the year		(159)	28
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		880	928
Acquisition of defined benefit obligation	[1]		28
Current service cost		5	6
Interest cost		49	50
Impact of plan amendments		15	(51)
Employer contributions		6	6
Benefits paid		(59)	(58)
Actuarial (gains) losses due to:
Changes in demographic assumptions		(12)	(2)
Changes in financial assumptions		81	(19)
Plan member experience		(11)	(10)
Foreign exchange and other			2
Defined benefit obligation at end of year		954	880
Wholly or partially funded defined benefit obligation		91	57
Unfunded defined benefit obligation		863	823
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		138	147
Interest cost		12	8
Impact of plan amendments		100
Return on plan assets (excluding interest income)		1	(12)
Employer contributions		45	45
Employee contributions		6	6
Benefits paid		(59)	(58)
Actuarial (gains) losses due to:
Foreign exchange and other		2	2
Defined benefit obligation at end of year		245	138
Net surplus (deficit), net of the effect of the asset ceiling		(819)	(742)
Actuarial gains (losses) recognized in other comprehensive income for the year		1	(12)
Other employee future benefit plans [member] | Effect of asset ceiling [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		(110)
Actuarial gains (losses) recognized in other comprehensive income for the year		(107)
Other employee future benefit plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		44	81
Other employee future benefit plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		$ (863)	$ (823)

[1]	Relates to the defined benefit plan included in our acquisition of Bank of the West in fiscal 2023. Refer to Note 10 for further information.
[2]	We completed a buyout of our UK pension plan in the fourth quarter of 2024 whereby we transferred our defined benefit obligations and an equal amount of plan assets to a third-party insurer, who has assumed the responsibility of administering payments to the plan members. We do not have any further involvement in the plan. There was no pre-tax impact from this transfer. Deferred tax assets and liabilities related to the pension plan were reduced to $nil.